Investments (Details 13) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities that were temporarily impaired	$ 21,096	$ 7,817	$ (1,208)
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)	(724)	(601)	(859)
Total fixed maturity securities	20,372	7,216	(2,067)
Equity securities	(167)	(3)	(103)
Derivatives	1,514	(59)	(144)
Other	72	42	71
Subtotal	21,791	7,196	(2,243)
Insurance liability loss recognition	(3,996)	(672)	(118)
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	47	38	71
DAC and VOBA	(1,800)	(1,003)	132
Policyholder dividend obligation	(2,919)	(876)	0
Subtotal	(8,668)	(2,513)	85
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	236	197	275
Deferred income tax benefit (expense)	(4,694)	(1,762)	544
Net unrealized investment gains (losses)	8,665	3,118	(1,339)
Net unrealized investment gains (losses) attributable to noncontrolling interests	9	4	1
Net unrealized investment gains (losses) attributable to MetLife, Inc.	$ 8,674	$ 3,122	$ (1,338)	$ (12,564)